Deferred Revenue - Entrance fee receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Revenue
Opening balance	$ 61,273	$ 42,733
Current year deferrals provided	99,960	91,508
Receipts applied to entrance fee commitments	(87,857)	(72,968)
Closing balance	$ 73,376	$ 61,273